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C000032910
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Class A (including sales charges) ($41,238)
Accumulated Value	$ 9,426	$ 9,398	$ 9,496	$ 9,217	$ 9,345	$ 9,374	$ 9,756	$ 10,122	$ 10,263	$ 10,549	$ 10,934	$ 10,951		$ 11,274	$ 11,455	$ 11,472	$ 11,764	$ 11,962	$ 11,963	$ 12,882	$ 12,526	$ 12,285	$ 12,249	$ 12,807	$ 12,840	$ 13,220	$ 13,813	$ 13,922	$ 12,496	$ 12,656	$ 11,466	$ 12,592	$ 13,058	$ 13,360	$ 13,974	$ 13,005	$ 14,003	$ 14,256	$ 13,954	$ 13,997	$ 14,413	$ 15,103	$ 15,574	$ 15,931	$ 14,828	$ 13,557	$ 15,460	$ 16,456	$ 17,131	$ 18,173	$ 19,605	$ 18,702	$ 18,291	$ 20,159	$ 20,879	$ 20,814	$ 21,258	$ 21,751	$ 23,269	$ 23,003	$ 24,541	$ 25,305	$ 26,246	$ 24,566	$ 26,391	$ 26,391	$ 26,877	$ 24,680	$ 23,353	$ 24,188	$ 21,322	$ 20,637	$ 18,844	$ 20,914	$ 19,815	$ 17,842	$ 18,888	$ 19,613	$ 18,229	$ 19,692	$ 19,222	$ 20,694	$ 21,010	$ 22,294	$ 23,858	$ 24,491	$ 24,232	$ 22,803	$ 22,751	$ 25,216	$ 26,161	$ 27,043	$ 28,649	$ 29,062	$ 27,961	$ 29,865	$ 31,889	$ 31,146	$ 31,903	$ 32,569	$ 32,293	$ 34,308	$ 34,408	$ 35,110	$ 33,996	$ 30,631	$ 31,309	$ 33,793	$ 35,982	$ 37,338	$ 37,691	$ 39,120	$ 40,825	$ 40,418	$ 39,948	$ 39,451	$ 37,849	$ 36,120	$ 40,688	$ 44,087	$ 42,538	$ 41,238
C000032912
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Class C (including sales charges) ($40,585)
Accumulated Value	10,000	9,966	10,058	9,759	9,890	9,914	10,312	10,694	10,833	11,131	11,526	11,540		11,872	12,057	12,064	12,365	12,564	12,558	13,514	13,134	12,874	12,825	13,401	13,427	13,815	14,429	14,530	13,036	13,194	11,948	13,108	13,588	13,893	14,523	13,505	14,535	14,786	14,464	14,498	14,923	15,629	16,106	16,463	15,314	13,994	15,944	16,963	17,644	18,710	20,169	19,229	18,793	20,702	21,429	21,348	21,792	22,280	23,819	23,537	25,092	25,861	26,799	25,070	26,918	26,896	27,379	25,120	23,757	24,592	21,661	20,959	19,121	21,217	20,082	18,070	19,115	19,836	18,424	19,896	19,403	20,881	21,187	22,466	24,028	24,652	24,376	22,923	22,856	25,319	26,250	27,117	28,710	29,106	27,984	29,877	31,878	31,114	31,853	32,497	32,197	34,186	34,266	34,947	33,819	30,444	31,104	33,551	35,703	37,023	37,346	38,742	40,406	39,980	39,488	38,974	37,363	35,635	40,118	43,441	41,892	40,585
C000034322
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Class E ($40,889)
Accumulated Value	9,549	9,521	9,617	9,337	9,464	9,493	9,881	10,250	10,391	10,678	11,070	11,087		11,412	11,596	11,610	11,907	12,102	12,106	13,034	12,669	12,427	12,388	12,951	12,982	13,368	13,968	14,072	12,633	12,792	11,589	12,723	13,194	13,501	14,118	13,137	14,148	14,398	14,091	14,135	14,558	15,252	15,725	16,084	14,969	13,687	15,605	16,607	17,286	18,339	19,777	18,862	18,445	20,326	21,043	20,977	21,417	21,910	23,430	23,159	24,699	25,468	26,404	24,708	26,536	26,532	27,012	24,798	23,464	24,294	21,411	20,714	18,911	20,982	19,871	17,889	18,929	19,652	18,259	19,719	19,241	20,710	21,022	22,299	23,857	24,481	24,218	22,785	22,723	25,182	26,115	26,992	28,588	28,994	27,888	29,787	31,793	31,042	31,797	32,450	32,166	34,167	34,264	34,959	33,840	30,484	31,150	33,613	35,782	37,122	37,462	38,881	40,562	40,153	39,674	39,169	37,567	35,846	40,368	43,734	42,185	40,889
C000032915
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Institutional Class ($44,859)
Accumulated Value	10,000	9,974	10,077	9,786	9,923	9,953	10,363	10,753	10,907	11,212	11,622	11,646		11,992	12,187	12,207	12,521	12,733	12,737	13,718	13,341	13,087	13,050	13,650	13,687	14,095	14,733	14,847	13,331	13,505	12,240	13,442	13,942	14,268	14,926	13,895	14,967	15,239	14,916	14,967	15,416	16,159	16,664	17,050	15,875	14,518	16,555	17,625	18,353	19,473	21,012	20,048	19,612	21,620	22,395	22,330	22,813	23,346	24,981	24,703	26,358	27,186	28,198	26,399	28,366	28,374	28,901	26,544	25,125	26,028	22,946	22,216	20,290	22,523	21,344	19,223	20,353	21,140	19,650	21,233	20,726	22,323	22,670	24,057	25,752	26,441	26,166	24,631	24,578	27,246	28,270	29,233	30,975	31,424	30,243	32,314	34,505	33,708	34,537	35,265	34,973	37,164	37,279	38,048	36,850	33,208	33,948	36,651	39,032	40,512	40,901	42,465	44,325	43,891	43,393	42,859	41,123	39,255	44,229	47,939	46,261	44,859
C000094690
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Institutional 2 Class ($45,029)
Accumulated Value	10,000	9,974	10,080	9,789	9,926	9,959	10,370	10,759	10,914	11,219	11,632	11,656		12,002	12,200	12,220	12,534	12,747	12,755	13,736	13,358	13,105	13,071	13,668	13,708	14,117	14,758	14,873	13,355	13,529	12,260	13,466	13,970	14,296	14,955	13,923	14,999	15,271	14,948	14,999	15,452	16,195	16,705	17,087	15,911	14,549	16,596	17,670	18,398	19,523	21,067	20,098	19,661	21,678	22,454	22,388	22,872	23,410	25,046	24,767	26,428	27,261	28,278	26,473	28,446	28,454	28,982	26,619	25,194	26,102	23,013	22,283	20,351	22,590	21,406	19,283	20,413	21,206	19,710	21,299	20,796	22,394	22,741	24,135	25,835	26,530	26,254	24,713	24,660	27,340	28,369	29,333	31,080	31,535	30,348	32,425	34,626	33,824	34,659	35,391	35,099	37,296	37,411	38,186	36,983	33,324	34,074	36,783	39,175	40,661	41,056	42,624	44,490	44,057	43,552	43,023	41,281	39,407	44,399	48,121	46,437	45,029
C000078989
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Institutional 3 Class ($45,252)
Accumulated Value	10,000	9,974	10,080	9,789	9,926	9,961	10,371	10,763	10,917	11,224	11,637	11,660		12,009	12,206	12,226	12,543	12,755	12,762	13,745	13,368	13,117	13,080	13,680	13,720	14,128	14,771	14,889	13,368	13,544	12,274	13,482	13,985	14,313	14,978	13,941	15,018	15,293	14,971	15,021	15,477	16,222	16,731	17,120	15,939	14,577	16,626	17,701	18,431	19,561	21,105	20,139	19,703	21,723	22,503	22,437	22,924	23,460	25,105	24,827	26,493	27,327	28,346	26,538	28,518	28,526	29,057	26,690	25,264	26,175	23,079	22,346	20,409	22,657	21,471	19,339	20,476	21,271	19,774	21,369	20,863	22,466	22,817	24,216	25,926	26,619	26,348	24,802	24,749	27,436	28,472	29,443	31,195	31,653	30,465	32,550	34,761	33,961	34,798	35,533	35,242	37,448	37,567	38,344	37,139	33,471	34,219	36,945	39,350	40,842	41,240	42,819	44,695	44,257	43,758	43,225	41,472	39,593	44,613	48,355	46,666	45,252
C000094688
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Class R ($42,664)
Accumulated Value	10,000	9,967	10,068	9,771	9,905	9,932	10,335	10,721	10,869	11,170	11,574	11,592		11,929	12,119	12,134	12,442	12,646	12,647	13,613	13,234	12,977	12,936	13,523	13,555	13,953	14,578	14,687	13,179	13,346	12,089	13,271	13,761	14,075	14,719	13,698	14,747	15,009	14,687	14,729	15,166	15,887	16,378	16,751	15,590	14,249	16,245	17,288	17,993	19,082	20,582	19,630	19,196	21,153	21,900	21,831	22,293	22,801	24,388	24,108	25,711	26,509	27,488	25,720	27,626	27,621	28,122	25,821	24,428	25,295	22,291	21,573	19,694	21,855	20,697	18,634	19,722	20,476	19,023	20,551	20,054	21,587	21,911	23,247	24,874	25,525	25,253	23,758	23,697	26,261	27,237	28,153	29,815	30,241	29,089	31,064	33,162	32,378	33,167	33,848	33,554	35,642	35,734	36,459	35,299	31,792	32,491	35,060	37,324	38,722	39,080	40,556	42,317	41,887	41,385	40,865	39,196	37,397	42,121	45,628	44,016	42,664
C000253720
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Cornerstone Growth Fund Class S ($44,859)
Accumulated Value	10,000	9,974	10,077	9,786	9,923	9,953	10,363	10,753	10,907	11,212	11,622	11,646		11,992	12,187	12,207	12,521	12,733	12,737	13,718	13,341	13,087	13,050	13,650	13,687	14,095	14,733	14,847	13,331	13,505	12,240	13,442	13,942	14,268	14,926	13,895	14,967	15,239	14,916	14,967	15,416	16,159	16,664	17,050	15,875	14,518	16,555	17,625	18,353	19,473	21,012	20,048	19,612	21,620	22,395	22,330	22,813	23,346	24,981	24,703	26,358	27,186	28,198	26,399	28,366	28,374	28,901	26,544	25,125	26,028	22,946	22,216	20,290	22,523	21,344	19,223	20,353	21,140	19,650	21,233	20,726	22,323	22,670	24,057	25,752	26,441	26,166	24,631	24,578	27,246	28,270	29,233	30,975	31,424	30,243	32,314	34,505	33,708	34,537	35,265	34,973	37,164	37,279	38,048	36,850	33,208	33,948	36,651	39,032	40,512	40,901	42,465	44,325	43,891	43,393	42,859	41,123	39,255	44,229	47,939	46,261	44,859
C000032858
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Oregon Intermediate Municipal Bond Fund Class A (including sales charges) ($10,964)
Accumulated Value	9,697	9,710	9,661	9,590	9,283	9,366	9,402	9,451	9,464	9,522	9,643	9,608		9,660	9,719	9,677	9,674	9,623	9,691	9,602	9,565	9,586	9,551	9,635	9,639	9,660	9,665	9,614	9,555	9,659	9,761	9,839	9,881	9,983	10,003	10,121	10,165	10,234	10,360	10,289	10,302	10,304	10,337	10,480	10,580	10,351	10,269	10,554	10,579	10,696	10,654	10,653	10,620	10,720	10,756	10,781	10,627	10,668	10,735	10,761	10,776	10,844	10,825	10,746	10,727	10,777	10,793	10,543	10,496	10,235	10,026	10,128	10,022	10,211	10,027	9,747	9,720	10,050	10,067	10,285	10,080	10,256	10,219	10,122	10,201	10,219	10,131	9,935	9,874	10,274	10,453	10,437	10,435	10,418	10,337	10,293	10,410	10,484	10,548	10,621	10,504	10,613	10,523	10,571	10,661	10,525	10,480	10,510	10,576	10,570	10,645	10,795	10,900	10,929	10,959	11,046	11,138	10,944	11,030	11,051	11,111	10,964
C000032862
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Oregon Intermediate Municipal Bond Fund Institutional Class ($11,593)
Accumulated Value	10,000	10,015	9,967	9,896	9,588	9,668	9,707	9,760	9,776	9,838	9,957	9,931		9,986	10,050	10,008	10,007	9,957	10,029	9,939	9,903	9,926	9,892	9,982	9,988	10,012	10,019	9,968	9,909	10,019	10,127	10,209	10,256	10,364	10,387	10,511	10,559	10,633	10,766	10,695	10,710	10,715	10,751	10,902	11,008	10,772	10,689	10,988	11,016	11,141	11,099	11,101	11,068	11,174	11,215	11,243	11,084	11,130	11,202	11,231	11,250	11,323	11,306	11,225	11,208	11,262	11,282	11,022	10,975	10,705	10,488	10,598	10,489	10,689	10,498	10,207	10,181	10,529	10,549	10,780	10,567	10,753	10,717	10,618	10,703	10,724	10,634	10,430	10,368	10,791	10,981	10,966	10,967	10,951	10,868	10,824	10,950	11,029	11,099	11,178	11,057	11,174	11,082	11,134	11,232	11,091	11,046	11,080	11,152	11,147	11,220	11,390	11,502	11,535	11,570	11,664	11,763	11,561	11,654	11,680	11,745	11,593
C000122662
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class ($11,618)
Accumulated Value	10,000	10,008	9,960	9,889	9,582	9,670	9,701	9,762	9,778	9,841	9,960	9,927		9,982	10,046	10,004	10,012	9,954	10,026	9,936	9,900	9,932	9,890	9,980	9,987	10,011	10,018	9,967	9,917	10,019	10,127	10,210	10,257	10,365	10,388	10,514	10,562	10,644	10,770	10,698	10,713	10,719	10,755	10,906	11,013	10,777	10,694	10,994	11,022	11,147	11,106	11,108	11,076	11,182	11,223	11,252	11,093	11,139	11,212	11,241	11,260	11,333	11,317	11,236	11,219	11,274	11,294	11,034	10,987	10,716	10,499	10,609	10,500	10,701	10,511	10,218	10,193	10,542	10,563	10,794	10,581	10,768	10,732	10,632	10,718	10,739	10,649	10,445	10,382	10,807	10,998	10,983	10,984	10,968	10,885	10,841	10,967	11,047	11,118	11,197	11,076	11,194	11,102	11,155	11,253	11,112	11,067	11,101	11,173	11,169	11,252	11,413	11,526	11,559	11,594	11,689	11,789	11,586	11,680	11,705	11,771	11,618
C000177150
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class ($11,669)
Accumulated Value	10,000	10,015	9,967	9,896	9,588	9,668	9,707	9,760	9,775	9,838	9,958	9,925		9,988	10,053	10,003	10,011	9,954	10,034	9,937	9,910	9,934	9,901	9,991	9,990	10,014	10,031	9,972	9,922	10,024	10,133	10,216	10,272	10,380	10,404	10,530	10,570	10,653	10,787	10,716	10,732	10,738	10,774	10,926	11,033	10,798	10,707	11,007	11,045	11,170	11,129	11,131	11,100	11,207	11,248	11,277	11,119	11,166	11,239	11,268	11,288	11,362	11,337	11,257	11,241	11,305	11,316	11,057	11,019	10,740	10,523	10,643	10,525	10,736	10,537	10,245	10,220	10,570	10,600	10,823	10,610	10,806	10,762	10,672	10,749	10,771	10,690	10,478	10,415	10,850	11,042	11,027	11,029	11,013	10,921	10,878	11,005	11,095	11,166	11,246	11,125	11,244	11,152	11,206	11,304	11,164	11,119	11,154	11,227	11,223	11,296	11,468	11,572	11,616	11,651	11,747	11,847	11,644	11,739	11,765	11,832	11,669
C000253715
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Oregon Intermediate Municipal Bond Fund Class S ($11,592)
Accumulated Value	10,000	10,015	9,967	9,896	9,588	9,668	9,707	9,760	9,776	9,838	9,957	9,931		9,986	10,050	10,008	10,007	9,957	10,029	9,939	9,903	9,926	9,892	9,982	9,988	10,012	10,019	9,968	9,909	10,019	10,127	10,209	10,256	10,364	10,387	10,511	10,559	10,633	10,766	10,695	10,710	10,715	10,751	10,902	11,008	10,772	10,689	10,988	11,016	11,141	11,099	11,101	11,068	11,174	11,215	11,243	11,084	11,130	11,202	11,231	11,250	11,323	11,306	11,225	11,208	11,262	11,282	11,022	10,975	10,705	10,488	10,598	10,489	10,689	10,498	10,207	10,181	10,529	10,549	10,780	10,567	10,753	10,717	10,618	10,703	10,724	10,634	10,430	10,368	10,791	10,981	10,966	10,967	10,951	10,868	10,824	10,950	11,029	11,099	11,178	11,057	11,174	11,082	11,134	11,232	11,091	11,046	11,080	11,151	11,147	11,220	11,390	11,502	11,535	11,570	11,664	11,763	11,561	11,654	11,679	11,745	11,592
C000029373
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Total Return Municipal Income Fund Class A (including sales charges) ($11,390)
Accumulated Value	9,700	9,732	9,695	9,589	9,194	9,254	9,294	9,372	9,391	9,448	9,594	9,558		9,633	9,721	9,694	9,718	9,719	9,822	9,732	9,688	9,730	9,701	9,808	9,817	9,833	9,858	9,792	9,709	9,772	9,876	9,927	9,983	10,171	10,222	10,380	10,407	10,474	10,673	10,601	10,607	10,620	10,651	10,853	11,068	10,380	10,043	10,346	10,554	10,763	10,733	10,727	10,704	10,906	11,009	11,107	10,944	11,027	11,149	11,224	11,281	11,381	11,323	11,224	11,208	11,323	11,340	11,022	10,927	10,575	10,215	10,301	10,022	10,339	10,069	9,584	9,415	9,993	9,938	10,297	10,020	10,206	10,226	10,160	10,259	10,300	10,136	9,759	9,542	10,327	10,625	10,640	10,652	10,675	10,535	10,552	10,796	10,898	10,985	11,155	10,976	11,202	10,995	11,020	11,162	10,908	10,792	10,667	10,728	10,614	10,725	11,129	11,287	11,292	11,279	11,343	11,520	11,265	11,440	11,510	11,635	11,390
C000029375
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Total Return Municipal Income Fund Class C (including sales charges) ($11,043)
Accumulated Value	10,000	10,027	9,983	9,869	9,457	9,514	9,556	9,624	9,646	9,700	9,844	9,802		9,873	9,958	9,925	9,936	9,932	10,040	9,934	9,885	9,930	9,887	9,991	10,002	10,013	10,025	9,960	9,863	9,929	10,029	10,068	10,127	10,312	10,358	10,505	10,535	10,596	10,792	10,713	10,706	10,721	10,746	10,945	11,155	10,448	10,103	10,411	10,614	10,818	10,782	10,771	10,743	10,932	11,038	11,131	10,962	11,031	11,148	11,225	11,277	11,362	11,308	11,203	11,181	11,282	11,302	10,971	10,879	10,515	10,151	10,240	9,958	10,268	9,987	9,509	9,337	9,896	9,836	10,195	9,917	10,096	10,111	10,040	10,133	10,168	9,993	9,625	9,406	10,166	10,463	10,473	10,479	10,497	10,354	10,365	10,600	10,694	10,766	10,935	10,755	10,971	10,763	10,782	10,916	10,652	10,534	10,416	10,470	10,353	10,456	10,845	10,993	10,992	10,974	11,031	11,198	10,945	11,109	11,171	11,287	11,043
C000029376
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Total Return Municipal Income Fund Institutional Class ($11,988)
Accumulated Value	10,000	10,034	9,997	9,890	9,484	9,548	9,591	9,672	9,701	9,755	9,907	9,879		9,950	10,043	10,017	10,043	10,046	10,155	10,062	10,019	10,064	10,036	10,148	10,159	10,178	10,205	10,138	10,054	10,128	10,230	10,285	10,345	10,541	10,603	10,761	10,791	10,870	11,070	10,998	11,006	11,021	11,055	11,275	11,492	10,779	10,431	10,748	10,965	11,184	11,163	11,150	11,129	11,341	11,450	11,554	11,386	11,473	11,603	11,691	11,753	11,850	11,801	11,691	11,675	11,797	11,818	11,488	11,391	11,026	10,652	10,752	10,463	10,787	10,507	10,012	9,837	10,433	10,377	10,753	10,467	10,671	10,685	10,626	10,723	10,777	10,598	10,215	9,980	10,803	11,126	11,135	11,158	11,184	11,030	11,059	11,316	11,415	11,509	11,698	11,513	11,742	11,527	11,555	11,716	11,441	11,321	11,192	11,268	11,150	11,258	11,694	11,862	11,859	11,847	11,918	12,115	11,849	12,025	12,100	12,244	11,988
C000136874
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Total Return Municipal Income Fund Institutional 2 Class ($12,005)
Accumulated Value	10,000	10,034	9,991	9,891	9,478	9,543	9,593	9,675	9,696	9,757	9,909	9,874		9,953	10,045	10,019	10,045	10,049	10,157	10,065	10,021	10,067	10,038	10,151	10,162	10,181	10,208	10,142	10,057	10,132	10,233	10,289	10,348	10,545	10,599	10,766	10,796	10,875	11,083	11,010	11,011	11,034	11,060	11,280	11,505	10,784	10,436	10,761	10,979	11,190	11,169	11,156	11,135	11,347	11,465	11,560	11,401	11,480	11,610	11,698	11,760	11,858	11,809	11,699	11,684	11,806	11,827	11,497	11,400	11,035	10,660	10,761	10,472	10,795	10,515	10,020	9,845	10,442	10,386	10,763	10,476	10,681	10,695	10,636	10,733	10,787	10,608	10,225	9,990	10,814	11,137	11,146	11,170	11,196	11,042	11,071	11,328	11,437	11,522	11,711	11,526	11,755	11,550	11,569	11,730	11,455	11,335	11,216	11,282	11,164	11,272	11,709	11,878	11,875	11,863	11,933	12,131	11,865	12,042	12,127	12,261	12,005
C000177149
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Total Return Municipal Income Fund Institutional 3 Class ($12,036)
Accumulated Value	10,000	10,032	9,994	9,885	9,478	9,540	9,581	9,661	9,681	9,743	9,895	9,860		9,939	10,032	10,006	10,033	10,036	10,145	10,046	10,011	10,057	10,029	10,141	10,153	10,172	10,200	10,134	10,043	10,118	10,228	10,275	10,343	10,540	10,594	10,760	10,791	10,862	11,071	10,999	11,000	11,023	11,058	11,270	11,495	10,776	10,430	10,755	10,972	11,191	11,163	11,159	11,138	11,342	11,460	11,564	11,397	11,485	11,615	11,695	11,757	11,863	11,807	11,706	11,691	11,814	11,835	11,498	11,410	11,037	10,665	10,765	10,477	10,801	10,522	10,028	9,854	10,450	10,395	10,781	10,486	10,691	10,714	10,647	10,744	10,799	10,621	10,238	10,005	10,828	11,152	11,170	11,185	11,211	11,067	11,087	11,346	11,455	11,540	11,729	11,545	11,784	11,570	11,599	11,751	11,476	11,357	11,239	11,306	11,188	11,297	11,734	11,903	11,911	11,900	11,971	12,159	11,894	12,081	12,157	12,291	12,036
C000253711
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Total Return Municipal Income Fund Class S ($11,793)
Accumulated Value	10,000	10,032	9,994	9,885	9,478	9,540	9,581	9,661	9,681	9,740	9,890	9,854		9,930	10,021	9,994	10,018	10,019	10,126	10,032	9,987	10,031	10,000	10,111	10,120	10,137	10,162	10,095	10,009	10,073	10,181	10,234	10,291	10,485	10,537	10,700	10,729	10,797	11,002	10,928	10,935	10,948	10,980	11,189	11,410	10,700	10,353	10,665	10,879	11,095	11,064	11,058	11,035	11,243	11,349	11,450	11,282	11,367	11,493	11,570	11,630	11,732	11,673	11,570	11,554	11,672	11,690	11,363	11,264	10,902	10,530	10,619	10,332	10,658	10,380	9,880	9,706	10,302	10,244	10,614	10,330	10,521	10,542	10,473	10,576	10,618	10,449	10,060	9,837	10,646	10,953	10,969	10,981	11,005	10,861	10,878	11,129	11,234	11,325	11,499	11,326	11,551	11,340	11,367	11,525	11,255	11,137	11,010	11,085	10,969	11,075	11,504	11,670	11,667	11,655	11,724	11,918	11,657	11,830	11,903	12,045	11,793
C000210388
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Ultra Short Term Bond Fund Class A (including sales charges) ($12,968)
Accumulated Value	10,000	10,005	10,011	10,017	10,023	10,018	10,036	10,042	10,049	10,057	10,065	10,073		10,093	10,102	10,110	10,119	10,117	10,127	10,127	10,138	10,140	10,164	10,178	10,192	10,208	10,235	10,240	10,257	10,262	10,293	10,323	10,340	10,372	10,393	10,425	10,456	10,467	10,499	10,519	10,538	10,557	10,565	10,595	10,623	10,417	10,550	10,624	10,671	10,693	10,714	10,710	10,718	10,725	10,733	10,739	10,744	10,738	10,743	10,748	10,751	10,753	10,756	10,759	10,750	10,741	10,731	10,721	10,711	10,678	10,668	10,685	10,656	10,668	10,694	10,710	10,717	10,762	10,799	10,873	10,898	10,941	10,996	11,029	11,086	11,145	11,206	11,242	11,293	11,371	11,440	11,518	11,555	11,609	11,661	11,716	11,761	11,847	11,912	11,978	12,018	12,067	12,128	12,174	12,216	12,264	12,296	12,342	12,401	12,448	12,507	12,553	12,600	12,645	12,694	12,736	12,771	12,787	12,842	12,883	12,924	12,968
C000206532
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Ultra Short Term Bond Fund Institutional Class ($13,162)
Accumulated Value	10,000	10,007	10,013	10,020	10,028	10,024	10,043	10,051	10,060	10,068	10,078	10,087		10,108	10,118	10,128	10,138	10,137	10,149	10,150	10,162	10,165	10,191	10,206	10,222	10,239	10,267	10,273	10,291	10,298	10,329	10,360	10,380	10,413	10,435	10,468	10,501	10,524	10,559	10,568	10,600	10,609	10,630	10,661	10,679	10,485	10,608	10,696	10,733	10,769	10,779	10,789	10,798	10,806	10,815	10,823	10,829	10,824	10,831	10,837	10,841	10,845	10,849	10,853	10,846	10,838	10,830	10,821	10,800	10,780	10,772	10,790	10,762	10,775	10,803	10,820	10,829	10,876	10,902	10,990	11,017	11,062	11,107	11,154	11,200	11,274	11,337	11,374	11,428	11,508	11,579	11,647	11,686	11,755	11,796	11,866	11,913	12,002	12,056	12,124	12,180	12,231	12,294	12,343	12,386	12,437	12,470	12,519	12,580	12,629	12,677	12,739	12,788	12,822	12,887	12,931	12,969	12,986	13,044	13,087	13,130	13,162
C000082083
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Ultra Short Term Bond Fund Institutional 3 Class ($13,261)
Accumulated Value	10,000	10,008	10,015	10,023	10,031	10,029	10,049	10,057	10,067	10,077	10,087	10,097		10,119	10,130	10,141	10,152	10,152	10,165	10,167	10,180	10,183	10,210	10,227	10,243	10,261	10,291	10,297	10,317	10,325	10,357	10,390	10,411	10,445	10,479	10,513	10,536	10,559	10,594	10,603	10,636	10,645	10,666	10,698	10,728	10,522	10,657	10,734	10,783	10,808	10,819	10,828	10,838	10,846	10,856	10,863	10,870	10,866	10,873	10,879	10,884	10,888	10,892	10,897	10,890	10,882	10,874	10,866	10,857	10,825	10,818	10,837	10,809	10,834	10,851	10,868	10,877	10,925	10,964	11,041	11,068	11,114	11,172	11,207	11,267	11,342	11,393	11,444	11,485	11,566	11,651	11,720	11,760	11,817	11,872	11,942	11,977	12,067	12,135	12,204	12,247	12,299	12,364	12,413	12,457	12,509	12,543	12,592	12,654	12,704	12,767	12,829	12,866	12,914	12,966	13,011	13,049	13,082	13,126	13,170	13,214	13,261
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,493	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,129)
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,431)
Accumulated Value	10,000	9,989	9,983	9,906	9,672	9,686	9,705	9,770	9,765	9,840	9,916	9,906		9,949	10,038	9,990	9,996	9,983	10,029	9,913	9,819	9,882	9,809	9,879	9,867	9,869	9,932	9,868	9,790	9,849	10,030	10,136	10,131	10,325	10,328	10,511	10,643	10,666	10,943	10,885	10,917	10,912	10,904	11,114	11,314	11,247	11,447	11,501	11,573	11,746	11,651	11,645	11,593	11,707	11,723	11,639	11,471	11,327	11,417	11,454	11,535	11,664	11,641	11,541	11,537	11,572	11,542	11,293	11,167	10,857	10,445	10,512	10,347	10,600	10,301	9,856	9,728	10,086	10,040	10,349	10,082	10,338	10,400	10,287	10,250	10,243	10,178	9,919	9,763	10,205	10,595	10,566	10,417	10,513	10,248	10,421	10,520	10,766	10,920	11,067	10,792	10,906	10,728	10,785	11,022	11,026	11,070	10,990	11,159	11,130	11,263	11,386	11,457	11,528	11,511	11,523	11,712	11,506	11,519	11,554	11,582	11,431
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,431)
Accumulated Value	10,000	9,989	9,983	9,906	9,672	9,686	9,705	9,770	9,765	9,840	9,916	9,906		9,949	10,038	9,990	9,996	9,983	10,029	9,913	9,819	9,882	9,809	9,879	9,867	9,869	9,932	9,868	9,790	9,849	10,030	10,136	10,131	10,325	10,328	10,511	10,643	10,666	10,943	10,885	10,917	10,912	10,904	11,114	11,314	11,247	11,447	11,501	11,573	11,746	11,651	11,645	11,593	11,707	11,723	11,639	11,471	11,327	11,417	11,454	11,535	11,664	11,641	11,541	11,537	11,572	11,542	11,293	11,167	10,857	10,445	10,512	10,347	10,600	10,301	9,856	9,728	10,086	10,040	10,349	10,082	10,338	10,400	10,287	10,250	10,243	10,178	9,919	9,763	10,205	10,595	10,566	10,417	10,513	10,248	10,421	10,520	10,766	10,920	11,067	10,792	10,906	10,728	10,785	11,022	11,026	11,070	10,990	11,159	11,130	11,263	11,386	11,457	11,528	11,511	11,523	11,712	11,506	11,519	11,554	11,582	11,431
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,431)
Accumulated Value	10,000	9,989	9,983	9,906	9,672	9,686	9,705	9,770	9,765	9,840	9,916	9,906		9,949	10,038	9,990	9,996	9,983	10,029	9,913	9,819	9,882	9,809	9,879	9,867	9,869	9,932	9,868	9,790	9,849	10,030	10,136	10,131	10,325	10,328	10,511	10,643	10,666	10,943	10,885	10,917	10,912	10,904	11,114	11,314	11,247	11,447	11,501	11,573	11,746	11,651	11,645	11,593	11,707	11,723	11,639	11,471	11,327	11,417	11,454	11,535	11,664	11,641	11,541	11,537	11,572	11,542	11,293	11,167	10,857	10,445	10,512	10,347	10,600	10,301	9,856	9,728	10,086	10,040	10,349	10,082	10,338	10,400	10,287	10,250	10,243	10,178	9,919	9,763	10,205	10,595	10,566	10,417	10,513	10,248	10,421	10,520	10,766	10,920	11,067	10,792	10,906	10,728	10,785	11,022	11,026	11,070	10,990	11,159	11,130	11,263	11,386	11,457	11,528	11,511	11,523	11,712	11,506	11,519	11,554	11,582	11,431
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Accumulated Value	10,000	10,006	9,968	9,877	9,526	9,628	9,700	9,768	9,787	9,863	10,006	9,964		10,043	10,115	10,064	10,080	9,993	10,086	9,984	9,953	9,978	9,950	10,050	10,066	10,099	10,119	10,059	10,013	10,122	10,241	10,333	10,386	10,515	10,538	10,674	10,720	10,809	10,945	10,850	10,878	10,904	10,940	11,120	11,234	10,879	10,791	11,118	11,188	11,358	11,316	11,326	11,295	11,432	11,491	11,550	11,389	11,448	11,527	11,545	11,561	11,653	11,627	11,550	11,513	11,580	11,598	11,294	11,257	10,936	10,687	10,845	10,744	11,003	10,803	10,451	10,405	10,797	10,854	11,114	10,893	11,114	11,084	10,977	11,063	11,109	10,984	10,717	10,665	11,217	11,444	11,396	11,407	11,406	11,278	11,202	11,355	11,458	11,562	11,661	11,503	11,652	11,526	11,606	11,725	11,564	11,488	11,554	11,644	11,671	11,773	11,960	12,072	12,104	12,137	12,270	12,399	12,096	12,199	12,230	12,306	12,108
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Accumulated Value	10,000	10,006	9,968	9,877	9,526	9,628	9,700	9,768	9,787	9,863	10,006	9,964		10,043	10,115	10,064	10,080	9,993	10,086	9,984	9,953	9,978	9,950	10,050	10,066	10,099	10,119	10,059	10,013	10,122	10,241	10,333	10,386	10,515	10,538	10,674	10,720	10,809	10,945	10,850	10,878	10,904	10,940	11,120	11,234	10,879	10,791	11,118	11,188	11,358	11,316	11,326	11,295	11,432	11,491	11,550	11,389	11,448	11,527	11,545	11,561	11,653	11,627	11,550	11,513	11,580	11,598	11,294	11,257	10,936	10,687	10,845	10,744	11,003	10,803	10,451	10,405	10,797	10,854	11,114	10,893	11,114	11,084	10,977	11,063	11,109	10,984	10,717	10,665	11,217	11,444	11,396	11,407	11,406	11,278	11,202	11,355	11,458	11,562	11,661	11,503	11,652	11,526	11,606	11,725	11,564	11,488	11,554	11,644	11,671	11,773	11,960	12,072	12,104	12,137	12,270	12,399	12,096	12,199	12,230	12,306	12,108
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Accumulated Value	10,000	10,006	9,968	9,877	9,526	9,628	9,700	9,768	9,787	9,863	10,006	9,964		10,043	10,115	10,064	10,080	9,993	10,086	9,984	9,953	9,978	9,950	10,050	10,066	10,099	10,119	10,059	10,013	10,122	10,241	10,333	10,386	10,515	10,538	10,674	10,720	10,809	10,945	10,850	10,878	10,904	10,940	11,120	11,234	10,879	10,791	11,118	11,188	11,358	11,316	11,326	11,295	11,432	11,491	11,550	11,389	11,448	11,527	11,545	11,561	11,653	11,627	11,550	11,513	11,580	11,598	11,294	11,257	10,936	10,687	10,845	10,744	11,003	10,803	10,451	10,405	10,797	10,854	11,114	10,893	11,114	11,084	10,977	11,063	11,109	10,984	10,717	10,665	11,217	11,444	11,396	11,407	11,406	11,278	11,202	11,355	11,458	11,562	11,661	11,503	11,652	11,526	11,606	11,725	11,564	11,488	11,554	11,644	11,671	11,773	11,960	12,072	12,104	12,137	12,270	12,399	12,096	12,199	12,230	12,306	12,108
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Accumulated Value	10,000	10,006	9,968	9,877	9,526	9,628	9,700	9,768	9,787	9,863	10,006	9,964		10,043	10,115	10,064	10,080	9,993	10,086	9,984	9,953	9,978	9,950	10,050	10,066	10,099	10,119	10,059	10,013	10,122	10,241	10,333	10,386	10,515	10,538	10,674	10,720	10,809	10,945	10,850	10,878	10,904	10,940	11,120	11,234	10,879	10,791	11,118	11,188	11,358	11,316	11,326	11,295	11,432	11,491	11,550	11,389	11,448	11,527	11,545	11,561	11,653	11,627	11,550	11,513	11,580	11,598	11,294	11,257	10,936	10,687	10,845	10,744	11,003	10,803	10,451	10,405	10,797	10,854	11,114	10,893	11,114	11,084	10,977	11,063	11,109	10,984	10,717	10,665	11,217	11,444	11,396	11,407	11,406	11,278	11,202	11,355	11,458	11,562	11,661	11,503	11,652	11,526	11,606	11,725	11,564	11,488	11,554	11,644	11,671	11,773	11,960	12,072	12,104	12,137	12,270	12,399	12,096	12,199	12,230	12,306	12,108
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Accumulated Value	10,000	10,006	9,968	9,877	9,526	9,628	9,700	9,768	9,787	9,863	10,006	9,964		10,043	10,115	10,064	10,080	9,993	10,086	9,984	9,953	9,978	9,950	10,050	10,066	10,099	10,119	10,059	10,013	10,122	10,241	10,333	10,386	10,515	10,538	10,674	10,720	10,809	10,945	10,850	10,878	10,904	10,940	11,120	11,234	10,879	10,791	11,118	11,188	11,358	11,316	11,326	11,295	11,432	11,491	11,550	11,389	11,448	11,527	11,545	11,561	11,653	11,627	11,550	11,513	11,580	11,598	11,294	11,257	10,936	10,687	10,845	10,744	11,003	10,803	10,451	10,405	10,797	10,854	11,114	10,893	11,114	11,084	10,977	11,063	11,109	10,984	10,717	10,665	11,217	11,444	11,396	11,407	11,406	11,278	11,202	11,355	11,458	11,562	11,661	11,503	11,652	11,526	11,606	11,725	11,564	11,488	11,554	11,644	11,671	11,773	11,960	12,072	12,104	12,137	12,270	12,399	12,096	12,199	12,230	12,306	12,108
Columbia Threadneedle: Bloomberg U.S. Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
Accumulated Value	10,000	10,004	10,011	10,018	10,018	10,025	10,037	10,044	10,044	10,053	10,059	10,067		10,080	10,091	10,100	10,109	10,114	10,123	10,135	10,141	10,156	10,171	10,190	10,206	10,225	10,246	10,260	10,279	10,299	10,325	10,353	10,375	10,402	10,424	10,450	10,483	10,499	10,528	10,545	10,574	10,585	10,603	10,622	10,652	10,687	10,708	10,719	10,726	10,731	10,734	10,737	10,738	10,741	10,742	10,746	10,748	10,749	10,751	10,754	10,753	10,754	10,756	10,757	10,756	10,755	10,752	10,744	10,738	10,725	10,721	10,737	10,713	10,730	10,738	10,730	10,744	10,782	10,826	10,869	10,894	10,955	10,990	11,019	11,064	11,114	11,164	11,211	11,261	11,324	11,388	11,437	11,473	11,523	11,564	11,621	11,670	11,735	11,800	11,864	11,897	11,942	11,993	12,038	12,081	12,127	12,171	12,205	12,252	12,289	12,348	12,397	12,438	12,481	12,528	12,565	12,600	12,627	12,670	12,708	12,739	12,781
Columbia Threadneedle: Bloomberg U.S. Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
Accumulated Value	10,000	10,004	10,011	10,018	10,018	10,025	10,037	10,044	10,044	10,053	10,059	10,067		10,080	10,091	10,100	10,109	10,114	10,123	10,135	10,141	10,156	10,171	10,190	10,206	10,225	10,246	10,260	10,279	10,299	10,325	10,353	10,375	10,402	10,424	10,450	10,483	10,499	10,528	10,545	10,574	10,585	10,603	10,622	10,652	10,687	10,708	10,719	10,726	10,731	10,734	10,737	10,738	10,741	10,742	10,746	10,748	10,749	10,751	10,754	10,753	10,754	10,756	10,757	10,756	10,755	10,752	10,744	10,738	10,725	10,721	10,737	10,713	10,730	10,738	10,730	10,744	10,782	10,826	10,869	10,894	10,955	10,990	11,019	11,064	11,114	11,164	11,211	11,261	11,324	11,388	11,437	11,473	11,523	11,564	11,621	11,670	11,735	11,800	11,864	11,897	11,942	11,993	12,038	12,081	12,127	12,171	12,205	12,252	12,289	12,348	12,397	12,438	12,481	12,528	12,565	12,600	12,627	12,670	12,708	12,739	12,781
Columbia Threadneedle: Bloomberg U.S. Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
Accumulated Value	$ 10,000	$ 10,004	$ 10,011	$ 10,018	$ 10,018	$ 10,025	$ 10,037	$ 10,044	$ 10,044	$ 10,053	$ 10,059	$ 10,067		$ 10,080	$ 10,091	$ 10,100	$ 10,109	$ 10,114	$ 10,123	$ 10,135	$ 10,141	$ 10,156	$ 10,171	$ 10,190	$ 10,206	$ 10,225	$ 10,246	$ 10,260	$ 10,279	$ 10,299	$ 10,325	$ 10,353	$ 10,375	$ 10,402	$ 10,424	$ 10,450	$ 10,483	$ 10,499	$ 10,528	$ 10,545	$ 10,574	$ 10,585	$ 10,603	$ 10,622	$ 10,652	$ 10,687	$ 10,708	$ 10,719	$ 10,726	$ 10,731	$ 10,734	$ 10,737	$ 10,738	$ 10,741	$ 10,742	$ 10,746	$ 10,748	$ 10,749	$ 10,751	$ 10,754	$ 10,753	$ 10,754	$ 10,756	$ 10,757	$ 10,756	$ 10,755	$ 10,752	$ 10,744	$ 10,738	$ 10,725	$ 10,721	$ 10,737	$ 10,713	$ 10,730	$ 10,738	$ 10,730	$ 10,744	$ 10,782	$ 10,826	$ 10,869	$ 10,894	$ 10,955	$ 10,990	$ 11,019	$ 11,064	$ 11,114	$ 11,164	$ 11,211	$ 11,261	$ 11,324	$ 11,388	$ 11,437	$ 11,473	$ 11,523	$ 11,564	$ 11,621	$ 11,670	$ 11,735	$ 11,800	$ 11,864	$ 11,897	$ 11,942	$ 11,993	$ 12,038	$ 12,081	$ 12,127	$ 12,171	$ 12,205	$ 12,252	$ 12,289	$ 12,348	$ 12,397	$ 12,438	$ 12,481	$ 12,528	$ 12,565	$ 12,600	$ 12,627	$ 12,670	$ 12,708	$ 12,739	$ 12,781